Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of Assets [Abstract]
Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses
The following are the key assumptions used in our Quebrada Blanca CGU impairment testing calculations for the years ended December 31, 2023 and 2022:

	2023	2022
Copper prices per pound	Long-term real price in 2028 of US$3.90	Long-term real price in 2027 of US$3.60
Post-tax real discount rate	7.0%	6.5%